Derivative Instruments and Hedging Activities (AES Indiana) (Q1) (Tables)	12 Months Ended
Dec. 31, 2023
Derivative [Line Items]
Derivative Instruments	AFUDC equity and AFUDC debt were as follows for the years ended December 31, 2023, 2022 and 2021:
	2023	2022	2021
	(In Thousands)
AFUDC equity	$9,315	$4,784	$5,412
AFUDC debt	$13,739	$8,215	$4,815

Derivative Instruments in Statement of Financial Position

The following table summarizes the fair value, balance sheet classification and hedging designation of IPALCO’s derivative instruments (in thousands):

			December 31,
Commodity	Hedging Designation	Balance sheet classification	2023	2022
FTRs	Not a Cash Flow Hedge	Derivative assets, current	$1,388	$7,545
Interest rate hedges	Cash Flow Hedge	Derivative assets, current	$14,294	$—
Interest rate hedges	Cash Flow Hedge	Derivative assets, non-current	$—	$12,172

Subsidiaries [Member]
Derivative [Line Items]
Derivative Instruments	AFUDC equity and AFUDC debt were as follows for the years ended December 31, 2023, 2022 and 2021:
	2023	2022	2021
	(In Thousands)
AFUDC equity	$9,315	$4,784	$5,412
AFUDC debt	$13,739	$8,215	$4,815

Derivative Instruments in Statement of Financial Position

The following table summarizes the fair value, balance sheet classification and hedging designation of AES Indiana’s derivative instruments (in thousands):

			December 31,
Commodity	Hedging Designation	Balance sheet classification	2023	2022
FTRs	Not a Cash Flow Hedge	Prepayments and other current assets	$1,388	$7,545